PGIM Nasdaq-100 Buffer 12 ETF - July
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 105.8%
Affiliated Mutual Fund 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $45,611)(wb)	45,611	$45,611
Options Purchased*~ 104.7%
(cost $4,250,230)		4,291,086

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.8% (cost $4,295,841)		4,336,697
Options Written*~ (5.8)%
(premiums received $252,669)		(238,761)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,043,172)		4,097,936
Liabilities in excess of other assets(z) (0.0)%		(1,299)

Net Assets 100.0%		$4,096,637

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	06/30/26	$5.52		73		7	$4,075,152
Invesco QQQ ETF Trust	Put	06/30/26	$551.64		73		7	215,934
Total Options Purchased (cost $4,250,230)								$4,291,086
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	06/30/26	$643.27		73		7	$(127,743)
Invesco QQQ ETF Trust	Put	06/30/26	$485.44		73		7	(111,018)
Total Options Written (premiums received $252,669)								$(238,761)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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